S000008438 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	318 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Universal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	2.04%	0.06%	1.73%
Performance Inception Date				Jul. 13, 1998
Bloomberg U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.19%	4.21%	5.17%
Performance Inception Date				Jul. 13, 1998
High Yield Fund
Prospectus [Line Items]
Average Annual Return, Percent	7.42%	2.56%	3.58%
Performance Inception Date				Jul. 13, 1998
High Yield Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.20%	0.12%	1.03%
Performance Inception Date				Jul. 13, 1998
High Yield Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.34%	1.02%	1.60%
Performance Inception Date				Jul. 13, 1998